Summary of Significant Accounting Policies - Additional Information (details) (USD $)	12 Months Ended							12 Months Ended		1 Months Ended							12 Months Ended											12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013 Fort Union [Member]	Dec. 31, 2013 Rendezvous [Member]	Dec. 31, 2013 White Cliffs [Member]	Dec. 31, 2013 White Cliffs [Member] Affiliated Entity [Member]	Dec. 31, 2013 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 IPO [Member]	Dec. 31, 2013 Western Gas Partners [Member]		May 31, 2013 Western Gas Partners [Member]	Jun. 30, 2012 Western Gas Partners [Member]	Sep. 30, 2011 Western Gas Partners [Member]	Mar. 31, 2011 Western Gas Partners [Member]	Dec. 31, 2013 Western Gas Partners [Member] General Partner [Member]	Dec. 31, 2013 Western Gas Partners [Member] Anadarko Marcellus Midstream [Member]	Dec. 31, 2013 Western Gas Partners [Member] Fort Union [Member]	Dec. 31, 2008 Western Gas Partners [Member] Fort Union [Member]	Dec. 31, 2013 Western Gas Partners [Member] Rendezvous [Member]	Dec. 31, 2013 Western Gas Partners [Member] White Cliffs [Member]	Sep. 30, 2010 Western Gas Partners [Member] White Cliffs [Member]	Dec. 31, 2013 Western Gas Partners [Member] Mont Belvieu Joint Venture [Member]	Dec. 31, 2013 Western Gas Partners [Member] Texas Express Pipeline Limited Liability Company [Member]	Dec. 31, 2013 Western Gas Partners [Member] Texas Express Gathering Limited Liability Company [Member]	Dec. 31, 2013 Western Gas Partners [Member] Front Range Pipeline Limited Liability Company [Member]	Dec. 31, 2013 Western Gas Partners [Member] Incentive Distribution Rights [Member]	Dec. 31, 2013 Western Gas Partners [Member] Non-Operated Marcellus Interest [Member]	Dec. 31, 2013 Western Gas Partners [Member] Anadarko-Operated Marcellus Interest [Member]	Dec. 31, 2008 Western Gas Partners [Member] Newcastle [Member]	Dec. 31, 2013 Western Gas Partners [Member] Newcastle [Member]	Aug. 31, 2012 Western Gas Partners [Member] Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Western Gas Partners [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Western Gas Partners [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Western Gas Partners [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Western Gas Equity Partners Long Term Incentive Plan [Member]	Dec. 31, 2013 Western Gas Equity Partners Long Term Incentive Plan [Member] Western Gas Partners [Member]
General partner's interest																	2.00%
Percentage acquired								0.40%																				100.00%	33.75%	33.75%	50.00%	50.00%	24.00%	51.00%
Marginal Percentage Interest In Distributions																	48.00%
Common units issued	218,895,515		218,895,515							19,758,150
Proceeds from Issuance Initial Public Offering										$ 412,000,000
Payment For Purchase Of Private Placement										409,400,000
Units issued																		449,129											458,295						154,321
Price per unit										$ 22.00	$ 61.51	[1]	$ 61.18	$ 43.88	$ 35.86	$ 35.15
Ownership interest by noncontrolling owners																																				25.00%
Bad-debt reserve	13,000		0
Natural gas imbalance receivable	3,600,000		1,700,000
Natural gas imbalance payable	2,500,000		3,100,000
Goodwill	105,336,000	[2]	105,336,000	[2]
Goodwill, impairment loss	0		0
Straight-line basis of amortization	50 years								10 years
Equity method investment ownership																			14.81%	14.81%	22.00%	10.00%	10.00%	25.00%	20.00%	20.00%	33.33%
Carrying value of intangible assets	53,606,000	[2]	55,490,000	[2]
Accumulated amortization of customer relationship intangible assets	3,400,000		2,000,000
Estimated future amortization	1,400,000
Equity method investment difference between carrying and underlying value					2,500,000	44,000,000	9,300,000
Units authorized under LTIP																																					3,000,000	2,250,000
Units available under LTIP																																					2,963,762	2,139,027
Capital lease receivable	400,000		400,000
Unguaranteed residual value	$ 4,600,000

[1]	Excludes the issuance of 300,000 WES common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option, and the corresponding issuance of 6,122 general partner units of WES to WES GP in exchange for WES GP’s proportionate capital contribution to maintain its 2.0% general partner interest. Total net proceeds for the partial exercise of the underwriters’ over-allotment option (including the WES GP’s proportionate capital contribution) were $18.3 million.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.